Interest and Finance Costs (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Interest and Finance Costs [Abstract]
Interest on long-term debt and other financial liabilities	$ 2,045	$ 6,072	$ 5,184
Interest on finance lease liability	0	1,345	1,158
Amortization of debt finance costs and debt discounts	352	727	781
Other	55	272	60
Total	$ 2,452	$ 8,416	$ 7,183